Capital Lease (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Sep. 16, 2014
Capital Leased Assets [Line Items]
Present Value Of Minimum Lease Payments Exceeds Percentage Of Fair Market Value	90.00%
M V Free Jupiter [Member]
Capital Leased Assets [Line Items]
Sales Revenue, Goods, Gross	12,250
Vessel Charter Rate Per Day	5,325
Deposits Assets, Current	3,750